Note 13 - Other Operating Income and Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ 1,786
Other Operating Income (Expense) [Member]
Gain (Loss) On Sale of Plant		1,100
Gain (Loss) On Partial Sale of Plant	800	400
Business Combination, Bargain Purchase, Gain Recognized, Amount		1,800
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		$ 400
Other Operating Income (Expense) [Member] | Interest Rate Swap [Member]
Gain (Loss) on Sale of Derivatives	300
Northwest Plant [Member] | Other Operating Income (Expense) [Member]
Gain (Loss) On Sale of Plant	4,100
Northeast Plant [Member] | Other Operating Income (Expense) [Member]
Gain (Loss) On Sale of Plant	2,000
Eastern Plant [Member] | Other Operating Income (Expense) [Member]
Gain (Loss) On Sale of Plant	$ (600)